Segment Information (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues from external customers	$ 895,293	$ 985,159
Income tax expense	(36,931)	(23,933)
Net income/(loss)	(1,460,451)	(12,432)
Total assets	2,615,936		$ 10,371,603
Drybulk Segment
Revenues from external customers	64,609	103,024
Income tax expense	0	0
Net income/(loss)	(201,210)	(79,376)
Total assets	2,018,930		1,741,235
Tanker Segment
Revenues from external customers	104,879	79,938
Income tax expense	0	0
Net income/(loss)	(16,513)	(1,380)
Total assets	597,006		652,375
Drilling Rigs Segment
Revenues from external customers	725,805	802,197
Income tax expense	(36,931)	(23,933)
Net income/(loss)	(1,242,728)	68,324
Total assets	0		8,095,212
Total
Revenues from external customers	895,293	985,159
Income tax expense	(36,931)	(23,933)
Net income/(loss)	(1,460,451)	$ (12,432)
Total assets	$ 2,615,936		$ 10,488,822